Net Profit (Loss) Per Share - Summary of Earnings Per Share, Basic and Diluted (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net profit (loss) and comprehensive income (loss)	$ 3,855	$ (17,985)
Deemed dividend - redemption of common stock	0	(826)
Net profit (loss) attributable to common stockholders - Basic and Diluted	$ 3,855	$ (18,811)
Denominator:
Weighted average shares outstanding - Basic	108,088,115	38,336,659
Add: Weighted average unvested options outstanding	5,875,309	0
Weighted average shares outstanding - Diluted	113,963,424	38,336,659
Net profit (loss) per common share:
Basic	$ 0.04	$ (0.49)
Diluted	$ 0.03	$ (0.49)